Prepaid Expenses and Deposits	12 Months Ended
Nov. 30, 2021
Current prepayments [abstract]
Prepaid expenses and deposits
10.	Prepaid expenses and deposits

	2021	2020

Prepaid expenses	$7,721	$4,997
Deposits	3,024	192

	$10,745	$5,189